SP MidCap 400 Pure Value Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	14.36%		10.49%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.61%	11.15%		7.45%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.47%)	8.42%		5.86%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	7.51%		5.21%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.60%)	10.90%		7.74%